AMERICAN FIDELITY
                            June 30, 1998
                        VARIABLE ANNUITY FUND A

Dear Participant:

The U.S. equity markets overcame renewed concerns surrounding the ongoing weakness in Asia and posted solid gains for the second quarter. Led by stronger than expected domestic economic growth, lower interest rates and healthy corporate profits, equity prices added to their impressive first quarter results. Variable Annuity Fund A also reported a gain for the first half of the year. The unit value was $22.69 on June 30, 1998, up 16.6% from $19.46 on December 31, 1997.

Led by a strong increase in consumer demand, Real Gross Domestic Product ("GDP") surged 5.4% in the first quarter, the highest reading in over two years. The first quarter's performance was quite impressive given the overall weakness in Asia as evidenced by the rising trade deficit. We expect Real GDP growth to slow significantly in the second quarter and to accelerate in the third quarter assuming the General Motors strike is not protracted.

Inflation rates, as measured by the Consumer Price Index ("CPI"), showed signs of stabilizing near their recent lows. The CPI through May posted a slight increase to a 1.7% annual rate while the core rate, which excludes food and energy items, increased modestly to a 2.2% year-over-year rate. We expect inflation to firm somewhat in the months ahead due to the tight labor market and worker shortages in several sectors of the economy. Falling commodity prices and cheaper imports should help to offset most of these wage costs pressures, leading to only a moderate increase in the CPI for the year ahead.

Interest rates, as measured by the 30 year U.S. Treasury Bond, plunged to new lows, ending the quarter at 5.64% versus 5.94% at the end of the first quarter. Increased concerns over the significant weakness in the Japanese Yen, the economic crisis in Southeast Asia and a "flight to safety" by foreign investors were largely accountable for pushing U.S. Treasury Bond yields significantly lower. With cyclical lows in the rate of U.S. inflation, it appears to us that the Federal Reserve is well positioned to wait for the Asian slowdown to take its effect on domestic economic growth. We expect the Fed to leave the Federal Funds rate unchanged at this time.

The U.S. equity markets ended the quarter with a sharp rally, adding moderate gains to exceptional first quarter results. Lower interest rates, strong economic growth and record cash flows into equity mutual funds helped push stocks to new highs despite concerns over the weakness in Asia. The advance was led by the large multinationals and utility stocks, which clearly masked a sharp correction in the technology and energy sectors.

Looking to the second half, we continue to believe stocks are quite attractive over the longer-term. Given the strong fundamental health of the U.S. economy, low interest rates, and ample market liquidity, we believe stocks offer further upside potential. However, any significant deterioration in corporate earnings, market liquidity or inflation could push the market into a corrective phase.

If you have any questions about your account, please contact us.

                                     Sincerely,


                                     JOHN W. REX
                                     John W. Rex, Chairman
                                     Board of Managers

JWR:jl

                           AMERICAN FIDELITY
                        VARIABLE ANNUITY FUND A

                          STATEMENT OF ASSETS
                            AND LIABILITIES
                             June 30, 1998
ASSETS:
Cash & investments at market value            $169,146,604
Accrued interest and dividends                     167,157
Accounts Receivable for Securities Sold                  0
                                              ------------
        Total Assets                          $169,313,761

LIABILITIES:
Accounts Receivable for Securities Purchased     1,527,718
Other accounts payable                                   0
Accounts payable - redemptions                           0
                                              ------------
NET ASSETS                                    $167,786,044
                                              ============
ACCUMULATION UNITS OUTSTANDING                   7,393,375
                                              ============
NET ASSET VALUE PER UNIT                           22.6941
                                              ============

               STATEMENT OF CHANGES IN NET ASSETS
                         June 30, 1998
Net assets, beginning of year                 $137,090,551
Net investment income                               56,927
Realized gain on investments                     5,646,118
Increase (decrease) in unrealized
  appreciation of investments                   17,502,941
Net purchase payments received                  13,776,632
Withdrawal of funds                             (6,287,125)
                                              ------------
Net assets at end of June                     $167,786,044
                                              ============

                     STATEMENT OF OPERATIONS
                         June 30, 1998
INVESTMENT INCOME:
Dividends                                    $  1,041,793
Interest                                          125,870
                                             ------------
                                                1,167,663
EXPENSES:
Mortality and expense guaranty fees 730,347
Investment management fee           380,389     1,110,736
                                    -------  ------------
NET INVESTMENT INCOME                            $ 56,927
                                             ============
REALIZED GAIN ON INVESTMENTS:                 $ 5,646,118
                                             ============
UNREALIZED APPRECIATION OF INVESTMENTS:      $ 17,502,941
                                             ============

        STATEMENT OF INVESTMENTS        Shares or       Market
        June 30, 1998                   Principal       Value
                                         Amount         Amount
                                        ---------       -------
COMMON STOCKS:

  Chemicals & Allied Products:
    Pfizer, Inc.                          43,800       4,760,491
    Avery-Dennison Corporation            84,400       4,536,500
    Johnson & Johnson                     44,000       3,245,000
    Proctor & Gamble Company              22,600       2,058,001
    Novartis AG-ADR<F2>                   24,700       2,047,012
    Bristol-Meyers Squibb Company         14,200       1,632,105
    Merck & Company, Inc.                 11,700       1,564,875
    Abbott Laboratories                   33,600       1,373,400
    Dupont                                14,400       1,074,600
    Eli Lilly and Company                 12,800         845,594
                                                    ------------
                                                      23,137,578
  Electronic & Other Electric Equipment:
    General Electric Company              72,500       6,597,500
    Lucent Technologies                   39,400       3,277,568
    Intel Corporation                     43,600       3,231,850
    Philips Electronics NV                30,000       2,550,000
                                                    ------------
                                                      15,656,918
  Business Services:
    Cisco Systems, Inc.<F1>               59,250       5,454,674
    Microsoft Corporation<F1>             38,400       4,161,600
    Automatic Data Processing             34,000       2,477,750
    Interpublic Group of Companies        25,500       1,547,518
    Computer Associates                   25,800       1,433,500
                                                    ------------
                                                      15,075,042
  Depository Institutions:
    MBNA                                  67,500       2,227,500
    Chase Manhattan Bank                  27,600       2,083,800
    Bank America Corporation              20,000       1,728,740
    First Union Corporation               29,484       1,717,443
    Wachovia Corporation                  20,000       1,690,000
    Nationsbank Corporation               19,400       1,484,100
    J.P. Morgan & Company                 10,000       1,171,250
    Regions Financial Corporation         17,600         722,691
                                                    ------------
                                                      12,825,524
  Petroleum & Coal Products:
    Royal Dutch Petroleum                 61,200       3,354,494
    Texaco, Inc.                          55,200       3,294,722
    Exxon Corporation                     36,000       2,567,232
    Chevron Corporation                   25,000       2,076,550
                                                    ------------
                                                      11,292,998
  Insurance Carriers:
    American International Group          39,150       5,715,900
    AFLAC, Inc.                           70,200       2,127,902
    Allstate Corporation                  21,000       1,922,802
                                                    ------------
                                                       9,766,604
  Electric, Gas & Sanitary Services:
    Williams Companies, Inc.              62,900       2,122,875
    GTE                                   34,800       1,935,750
    Teco Energy, Inc.                     55,500       1,488,066
    Texas Utilities                       34,500       1,436,063
    Duke Energy Company                   16,000         948,000
                                                    ------------
                                                       7,930,754
  Industrial Machinery & Equipment:
    United Technologies                   30,500       2,821,250
    Applied Materials<F1>                 62,000       1,829,000
    International Business Machines Corp. 14,000       1,607,368
    Hewlett-Packard Company               16,400         981,950
                                                    ------------
                                                       7,239,568
  Holdings and Other Investment Offices:
    Wells Fargo & Company                  7,100       2,619,900
    First Industrial Realty Trust         28,000         890,736
    Mack-Cali Realty Corporation          25,400         873,125
    Felcor Suite Hotels, Inc.             23,300         731,038
    Simon Debartolo Group, Inc.           20,000         650,000
    Meditrust                             18,744         523,651
                                                    ------------
                                                       6,288,450
  Food & Kindred Products:
    The Coca-Cola Company                 49,200       4,206,600
    Sara Lee Corporation                  36,500       2,041,701
                                                    ------------
                                                       6,248,301
  Food Stores:
    Safeway, Inc.<F1>                    137,200       5,582,256

  Communications:
    SBC Communications, Inc.              37,600       1,504,000
    Ameritech                             33,400       1,498,825
    Bell Atlantic Corporation             31,792       1,450,510
    Bellsouth Corporation                 15,000       1,006,875
                                                    ------------
                                                       5,460,210
  Oil & Gas Extraction:
    Schlumbereger, LTD                    27,500       1,878,580
    Diamond Offshore                      44,400       1,776,000
    R&B Falcon Company                    71,000       1,606,375
                                                    ------------
                                                       5,260,955
  Non-Depository Institutions:
    American Express Company              19,600       2,234,400
    Federal National Mortgage Association 34,400       2,089,800
                                                    ------------
                                                       4,324,200
  Miscellaneous Retail:
    Costco Company, Inc.<F1>              57,700       3,638,677

  General Merchandise:
    Wal-Mart Corporation                  29,700       1,804,275
    Sears Roebuck & Company               16,800       1,025,842
                                                    ------------
                                                       2,830,117

  Transportation Equipment:
    Chrysler Corporation                  24,000       1,353,000
    Allied Signal, Inc.                   30,000       1,331,250
                                                    ------------
                                                       2,684,250
  Radio, TV & Computer Stores:
    Circuit City Stores                   53,000       2,484,375

  Miscellaneous Manufacturing Industries:
    Tiffany & Company                     47,200       2,265,600

  Motion Pictures:
    Disney (Walt) Company                 19,200       2,017,190

  Wholesale Trade-Nondurable Goods:
    Unilever NV<F2>                       25,000       1,973,425

  Building Materials & Gardening Supplies:
    Home Depot, Inc.                      23,000       1,910,426

  Fabricated Metal Products:
    The Gillette Company                  30,500       1,728,954

  Personal Services:
    H & R Block                           39,300       1,655,513

  Transportation by Air:
    Delta Airlines, Inc.                  12,000       1,551,000

  Eating & Drinking Places:
    McDonald's Corporation                16,000       1,104,000
    Norrell Corporation                   20,000         398,740
                                                    ------------
                                                       1,502,740
  Primary Metal Industries:
    Englehard Corporation                 58,000       1,174,500

  Health Services:
    Phycor, Inc.<F1>                      39,000         645,918
                                                    ------------
      Total Common Stocks (Cost $95,382,365)        $164,152,043
                                                    ------------
 SHORT-TERM INVESTMENTS:
   Associates Corporation of North America
    Master Note Fltg (5.57% at
    6/30/98)                           3,583,239    $  3,583,239
   U.S. Treasury Bill (5.2% maturing
    12/10/98)                            500,000         488,061
   U.S. Treasury Bill (4.9% maturing
    1/7/99)                              500,000         486,971
                                                    ------------
   Total Short-Term Investments                        4,558,271
                                                    ------------
   Total Investments:                               $168,710,314
                                                    ============

<F1>  Presently not producing dividend income

<F2>  Foreign Investments

SAFEKEEPING OF SECURITIES
Bank of Oklahoma, N.A.
Oklahoma City, OK

INVESTMENT MANAGER
American Fidelity Assurance Company
Oklahoma City, OK

INVESTMENT SUB ADVISORS
Lawrence Kelly & Associates, Inc.       Todd Investment Advisors
      Los Angeles, CA                       Louisville, KY

PARTICIPANT'S UNIT VALUE
June 1993     9.0570
Dec. 1993     9.7090
June 1994     8.9789
Dec. 1994     9.0938
June 1995    10.8409
Dec. 1995    12.1993
June 1996    13.7321
Dec. 1996    15.3389
June 1997    17.8462
Dec. 1997    19.4632
June 1998    22.6941

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